united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2017

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the year/period ended December 31, 2017, as compared to its benchmark:

			Average Annual Return
	Six Months	One Year	Since Inception**
Ladenburg Income Fund Class A	2.91%	6.70%	3.96%
Ladenburg Income Fund Class A with load of 5.00%	(2.26)%	1.37%	1.71%
Ladenburg Income Fund Class C	2.55%	5.93%	3.39%
Ladenburg Income Fund Class I	3.05%	7.00%	4.00%
S&P 500 Total Return Index ***	11.42%	21.83%	18.26%
Barclays US Gov’t/Credit Index ****	1.30%	4.00%	2.54%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 6.14%, 8.43% and 4.36% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2017	% of Net Assets
Exchange Traded Funds - Debt Funds	64.73%
Exchange Traded Funds - Equity Funds	23.55%
Mutual Funds	10.06%
Short-Term Investment	1.54%
Other Assets in Excess of Liabilities	0.12%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the year/period ended December 31, 2017, as compared to its benchmark:

			Average Annual Return
	Six Months	One Year	Since Inception**
Ladenburg Income & Growth Fund Class A	4.67%	9.91%	5.45%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(0.61)%	4.44%	3.17%
Ladenburg Income & Growth Fund Class C	4.20%	9.03%	4.97%
Ladenburg Income & Growth Fund Class I	4.77%	10.33%	5.80%
S&P 500 Total Return Index ***	11.42%	21.83%	18.26%
Barclays US Gov’t/Credit Index ****	1.30%	4.00%	2.54%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 4.64%, 5.16% and 2.64% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2017	% of Net Assets
Exchange Traded Funds - Debt Funds	47.96%
Exchange Traded Funds - Equity Funds	39.61%
Mutual Funds	9.69%
Short-Term Investment	2.19%
Other Assets in Excess of Liabilities	0.55%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the year/period ended December 31, 2017, as compared to its benchmark:

			Average Annual Return
	Six Months	One Year	Since Inception**
Ladenburg Growth & Income Fund Class A	6.84%	14.01%	7.64%
Ladenburg Growth & Income Fund Class A with load of 5.00%	1.52%	8.30%	5.30%
Ladenburg Growth & Income Fund Class C	6.45%	13.15%	6.90%
Ladenburg Growth & Income Fund Class I	7.00%	14.28%	7.70%
S&P 500 Total Return Index ***	11.42%	21.83%	18.26%
Barclays US Gov’t/Credit Index ****	1.30%	4.00%	2.54%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 3.11%, 4.39% and 1.99% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	62.78%
Exchange Traded Funds - Debt Funds	25.24%
Mutual Funds	9.59%
Short-Term Investment	2.21%
Other Assets in Excess of Liabilities	0.18%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the year/period ended December 31, 2017, as compared to its benchmark:

			Average Annual Return
	Six Months	One Year	Since Inception**
Ladenburg Growth Fund Class A	8.11%	16.44%	9.05%
Ladenburg Growth Fund Class A with load of 5.00%	2.74%	10.66%	6.68%
Ladenburg Growth Fund Class C	7.73%	15.58%	8.27%
Ladenburg Growth Fund Class I	8.33%	16.77%	9.09%
S&P 500 Total Return Index ***	11.42%	21.83%	18.26%
Barclays US Gov’t/Credit Index ****	1.30%	4.00%	2.54%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 3.76%, 4.71% and 2.49% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	75.80%
Exchange Traded Funds - Debt Funds	12.06%
Mutual Funds	9.08%
Short-Term Investment	4.47%
Liabilities in Excess of Other Assets	(1.41)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the year/period ended December 31, 2017, as compared to its benchmark:

			Average Annual Return
	Six Months	One Year	Since Inception**
Ladenburg Aggressive Growth Fund Class A	9.16%	18.96%	11.76%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	3.67%	13.06%	9.33%
Ladenburg Aggressive Growth Fund Class C	8.81%	17.95%	10.44%
Ladenburg Aggressive Growth Fund Class I	9.37%	19.23%	11.17%
S&P 500 Total Return Index ***	11.42%	21.83%	18.26%
Barclays US Gov’t/Credit Index ****	1.30%	4.00%	2.54%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 9.59%, 14.43% and 4.99% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	87.43%
Mutual Funds	7.68%
Exchange Traded Funds - Debt Funds	2.82%
Short-Term Investment	2.27%
Liabilities in Excess of Other Assets	(0.20)%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value

	MUTUAL FUNDS - 10.06%
12,201	AllianzGI Structed Return Fund	$194,602
24,796	AQR Style Premia Alternative LV Fund	262,095
11,044	JPMorgan Hedged Equity Fund	213,474
	TOTAL MUTUAL FUNDS (Cost - $656,776)	670,171

	EXCHANGE TRADED FUNDS - 88.28%
	DEBT FUND - 64.73%
5,533	iShares 1-3 Year Credit Bond ETF	578,420
5,070	iShares US Preferred Stock ETF	193,015
25,597	SPDR Doubleline Total Return Tactical ETF	1,245,038
8,908	VanEck Vectors Fallen Angel High Yield Bond ETF	266,795
6,925	VanEck Vectors J.P. Morgan EM Local Currency Bond	131,436
11,732	Vanguard Intermediate-Term Bond ETF	983,493
6,016	Vanguard Intermediate-Term Corporate Bond ETF	525,738
4,916	Vanguard Short-Term Bond ETF	388,856
		4,312,791
	EQUITY FUND - 23.55%
3,479	JPMorgan Diversified Return International Equity	208,914
8,148	Schwab U.S. Large-Cap Growth ETF	576,145
9,258	Schwab U.S. Large-Cap Value ETF	506,135
1,085	Vanguard Mid-Cap Growth ETF	138,576
1,252	Vanguard Mid-Cap Value ETF	139,686
		1,569,456
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,767,072)	5,882,247

	SHORT-TERM INVESTMENT - 1.54%
	MONEY MARKET FUND
102,944	Goldman Sachs Financial Square Funds - Government, 1.22% +	102,944
	(Cost - $102,944)

	TOTAL INVESTMENTS - 99.88% (Cost - $6,526,792) (a)	$6,655,362
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%	8,096
	TOTAL NET ASSETS - 100.00%	$6,663,458

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,526,792 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$172,685
Unrealized depreciation:	(44,115)
Net unrealized appreciation:	$128,570

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value

	MUTUAL FUNDS - 9.69%
32,411	AllianzGI Structured Return Fund	$516,948
49,404	AQR Style Premia Alternative LV Fund	522,196
39,387	JPMorgan Hedged Equity Fund	761,358
	TOTAL MUTUAL FUNDS (Cost - $1,745,052)	1,800,502

	EXCHANGE TRADED FUNDS - 87.57%
	DEBT FUND - 47.96%
5,110	iShares 1-3 Year Credit Bond ETF	534,199
18,487	iShares US Preferred Stock ETF	703,800
47,610	SPDR Doubleline Total Return Tactical ETF	2,315,751
23,760	VanEck Vectors Fallen Angel High Yield Bond ETF	711,612
28,217	VanEck Vectors J.P. Morgan EM Local Currency Bond	535,559
14,869	Vanguard Intermediate-Term Bond ETF	1,246,468
16,384	Vanguard Intermediate-Term Corporate Bond ETF	1,431,798
18,052	Vanguard Short-Term Bond ETF	1,427,913
		8,907,100
	EQUITY FUND - 39.61%
6,499	FlexShares Morningstar Emerging Markets Factor	385,158
12,565	JPMorgan Diversified Return International Equity	754,528
33,410	Schwab U.S. Large-Cap Growth ETF	2,362,422
38,967	Schwab U.S. Large-Cap Value ETF	2,130,326
5,638	Schwab US Small-Cap ETF	393,194
5,961	Vanguard Mid-Cap Growth ETF	761,339
5,111	Vanguard Mid-Cap Value ETF	570,234
		7,357,201
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $15,554,289)	16,264,301

	SHORT-TERM INVESTMENT - 2.19%
	MONEY MARKET FUND
407,264	Goldman Sachs Financial Square Funds - Government, 1.22% +	407,264
	(Cost - $407,264)

	TOTAL INVESTMENTS - 99.45% (Cost - $17,706,605) (a)	$18,472,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.55%	101,938
	TOTAL NET ASSETS - 100.00%	$18,574,005

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,706,634 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$868,436
Unrealized depreciation:	(103,004)
Net unrealized appreciation:	$765,432

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value

	MUTUAL FUNDS - 9.59%
102,155	AllianzGI Structured Return Fund	$1,629,367
155,800	AQR Style Premia Alternative LV Fund	1,646,807
123,368	JPMorgan Hedged Equity Fund	2,384,709
	TOTAL MUTUAL FUNDS (Cost - $5,497,251)	5,660,883

	EXCHANGE TRADED FUNDS - 88.02%
	DEBT FUND - 25.24%
67,003	SPDR Doubleline Total Return Tactical ETF	3,259,026
74729	VanEck Vectors Fallen Angel High Yield Bond ETF	2,238,134
89,281	VanEck Vectors J.P. Morgan EM Local Currency Bond	1,694,553
32,233	Vanguard Intermediate-Term Bond ETF	2,702,092
38,771	Vanguard Intermediate-Term Corporate Bond ETF	3,388,198
20,517	Vanguard Short-Term Bond ETF	1,622,895
		14,904,898
	EQUITY FUND - 62.78%
30,569	FlexShares Morningstar Emerging Markets Factor	1,825,691
69,381	JPMorgan Diversified Return International Equity	4,166,329
48,976	Schwab International Small-Cap Equity ETF	1,793,991
149,202	Schwab U.S. Large-Cap Growth ETF	10,550,073
177,352	Schwab U.S. Large-Cap Value ETF	9,695,834
17,494	Schwab US Small-Cap ETF	1,220,032
32,967	Vanguard Mid-Cap Growth ETF	4,210,545
32,415	Vanguard Mid-Cap Value ETF	3,616,541
		37,079,036
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $48,312,860)	51,983,934

	SHORT-TERM INVESTMENT - 2.21%
	MONEY MARKET FUND
1,305,732	Goldman Sachs Financial Square Funds - Government, 1.22% +	1,305,732
	(Cost - $1,305,732)

	TOTAL INVESTMENTS - 99.82% (Cost - $55,115,843) (a)	$58,950,549
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.18%	106,720
	TOTAL NET ASSETS - 100.00%	$59,057,269

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,115,847 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,962,501
Unrealized depreciation:	(127,799)
Net unrealized appreciation:	$3,834,702

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value

	MUTUAL FUNDS - 9.08%
39,819	AllianzGI Structured Return Fund	$635,113
60,618	AQR Style Premia Alternative LV Fund	640,731
47,892	JPMorgan Hedged Equity Fund	925,748
	TOTAL MUTUAL FUNDS - (Cost - $2,143,507)	2,201,592

	EXCHANGE TRADED FUNDS - 87.86%
	DEBT FUND - 12.06%
23,313	SPDR Doubleline Total Return Tactical ETF	1,133,944
29,443	VanEck Vectors Fallen Angel High Yield Bond ETF	881,818
10,384	Vanguard Intermediate-Term Corporate Bond ETF	907,458
		2,923,220
	EQUITY FUND - 75.80%
16,376	FlexShares Morningstar Emerging Markets Factor	978,034
35,834	JPMorgan Diversified Return International Equity	2,151,832
26,223	Schwab International Small-Cap Equity ETF	960,549
69,762	Schwab U.S. Large-Cap Growth ETF	4,932,870
80,430	Schwab U.S. Large-Cap Value ETF	4,397,108
10,183	Schwab US Small-Cap ETF	710,162
18,077	Vanguard Mid-Cap Growth ETF	2,308,794
17,398	Vanguard Mid-Cap Value ETF	1,941,095
		18,380,444
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $19,479,575)	21,303,664

	SHORT-TERM INVESTMENT - 4.47%
	MONEY MARKET FUND
1,083,501	Goldman Sachs Financial Square Funds - Government, 1.22% +	1,083,501
	(Cost - $1,083,501)

	TOTAL INVESTMENTS - 101.41% (Cost - $22,706,583) (a)	$24,588,757
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.41%)	(340,463)
	TOTAL NET ASSETS - 100.00%	$24,248,294

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,706,583 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,906,974
Unrealized depreciation:	(24,800)
Net unrealized appreciation:	$1,882,174

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value

	MUTUAL FUNDS - 7.68%
11,661	AllianzGI Structured Return Fund	$186,001
17,815	AQR Style Premia Alternative LV Fund	188,304
21,046	JPMorgan Hedged Equity Fund	406,818
	TOTAL MUTUAL FUNDS - (Cost - $764,767)	781,123

	EXCHANGE TRADED FUNDS - 90.25%
	DEBT FUND - 2.82%
9,566	VanEck Vectors Fallen Angel High Yield Bond ETF	286,502

	EQUITY FUND - 87.43%
8,586	FlexShares Morningstar Emerging Markets Factor	512,787
15,022	JPMorgan Diversified Return International Equity	902,071
13,740	Schwab International Small-Cap Equity ETF	503,296
33,690	Schwab U.S. Large-Cap Growth ETF	2,382,220
39,358	Schwab U.S. Large-Cap Value ETF	2,151,701
4,394	Schwab US Small-Cap ETF	306,437
8,703	Vanguard Mid-Cap Growth ETF	1,111,547
9,112	Vanguard Mid-Cap Value ETF	1,016,626
		8,886,685
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $8,462,581)	9,173,187

	SHORT-TERM INVESTMENT - 2.27%
	MONEY MARKET FUND
230,457	Goldman Sachs Financial Square Funds - Government, 1.22% +	230,457
	(Cost - $230,457)

	TOTAL INVESTMENTS - 100.20% (Cost - $9,457,805) (a)	$10,184,767
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%	(19,930)
	TOTAL NET ASSETS - 100.00%	$10,164,837

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,457,805 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$729,154
Unrealized depreciation:	(2,192)
Net unrealized appreciation:	$726,962

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$6,526,792	$17,706,605	$55,115,843	$22,706,583	$9,457,805
Investments in Securities at Value	$6,655,362	$18,472,067	$58,950,549	$24,588,757	$10,184,767
Due from Advisor	5,525	—	—	—	—
Receivable for Fund Shares Sold	3,500	105,806	242,710	217,675	3,500
Dividends and Interest Receivable	2,634	7,879	24,787	6,755	2,248
Prepaid Expenses and Other Assets	17,685	26,064	39,438	33,212	16,162
Total Assets	6,684,706	18,611,816	59,257,484	24,846,399	10,206,677

Liabilities:
Payable for Securities Purchased	—	—	128,415	579,264	24,242
Redemptions Payable	1,111	1,551	4,030	266	—
Payable to Related Parties	2,381	8,829	38,353	986	2,745
Accrued Advisory Fees	—	7,899	16,437	5,717	4,056
Accrued Distribution Fees	2,822	715	5,831	1,717	1,403
Accrued Expenses and Other Liabilities	14,934	18,817	7,149	10,155	9,394
Total Liabilities	21,248	37,811	200,215	598,105	41,840

Net Assets (Unlimited shares of no par value interest authorized)	$6,663,458	$18,574,005	$59,057,269	$24,248,294	$10,164,837

Composition of Net Assets:
At December 31, 2017, Net Assets consisted of:
Paid-in-Capital	$6,538,412	$17,818,301	$55,272,268	$22,392,659	$9,448,987
Accumulated Net Investment Loss	(2,833)	(9,631)	(49,209)	(26,356)	(11,102)
Accumulated Net Realized Loss From Security Transactions	(691)	(127)	(496)	(183)	(10)
Net Unrealized Appreciation on Investments	128,570	765,462	3,834,706	1,882,174	726,962
Net Assets	$6,663,458	$18,574,005	$59,057,269	$24,248,294	$10,164,837

Class A Net Assets	$734,108	$1,115,842	$1,362,705	$553,096	$90,691
Share of Beneficial Interest Outstanding	68,409	100,929	117,463	46,008	7,101
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.73	$11.06	$11.60	$12.02	$12.77
Maximum Offereing Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.30	$11.64	$12.21	$12.65	$13.44

Class C Net Assets	$277,937	$61,661	$471,103	$171,559	$151,516
Share of Beneficial Interest Outstanding	26,047	5,600	40,939	14,398	12,103
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.67	$11.01	$11.51	$11.92	$12.52

Class I Net Assets	$5,651,413	$17,396,502	$57,223,461	$23,523,639	$9,922,630
Share of Beneficial Interest Outstanding	527,603	1,566,193	4,928,995	1,959,368	787,617
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.71	$11.11	$11.61	$12.01	$12.60

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2017

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth Fund	Income Fund	Growth	Growth Fund
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$104,895	$262,512	$824,644	$302,554	$121,330
Interest Income	797	2,101	6,215	2,619	869
Total Investment Income	105,692	264,613	830,859	305,173	122,199

Expenses:
Investment Advisory Fees	14,952	38,703	125,814	46,799	21,688
Administration Fees	9,146	24,169	26,063	3,033	6,054
Chief Compliance Officer Fees	4,211	4,296	67,834	4,221	4,196
Trustees’ Fees	3,236	3,334	3,452	3,248	3,218
Insurance Expense	2,968	2,968	2,968	2,968	2,968
Custody Fees	2,521	2,521	2,521	2,521	2,521
Audit Fees	1,506	1,506	1,506	1,506	1,506
Distribution Fees - Class C	1,318	1,468	2,323	758	728
Miscellaneous Expenses	1,254	1,253	1,253	1,253	1,254
Registration & Filing Fees	1,090	2,010	3,297	2,255	1,560
Legal Fees	1,027	1,241	1,477	1,159	1,010
Distribution Fees - Class A	979	254	1,648	546	85
Transfer Agent Fees	511	1,001	1,982	1,001	511
Printing Expense	267	678	1,100	1,008	135
Non 12b-1 Shareholder Servicing Fees	259	259	259	259	259
Total Expenses	45,245	85,661	243,497	72,535	47,693
Less: Expenses Waived/Reimbursed by the Adviser	(20,476)	(25,735)	(50,443)	(822)	(14,296)
Net Expenses	24,769	59,926	193,054	71,713	33,397
Net Investment Income	80,923	204,687	637,805	233,460	88,802

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	16,026	92,869	297,720	91,997	51,228
Net Change in Unrealized Appreciation on Investments	76,260	416,879	2,483,724	1,194,780	639,560
Net Realized and Unrealized Gain on Investments	92,286	509,748	2,781,444	1,286,777	690,788

Net Increase in Net Assets Resulting From Operations	$173,209	$714,435	$3,419,249	$1,520,237	$779,590

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$80,923	$22,953
Net Realized Gain on Investments	16,026	1,538
Capital Gain Distributions from Other Investment Companies	—	1,292
Net Change in Unrealized Appreciation on Investments	76,260	48,249
Net Increase in Net Assets Resulting From Operations	173,209	74,032

Distributions to Shareholders From:
Net investment income
Class A ($0.14 and $0.06 per share, respectively)	(9,522)	(3,869)
Class C ($0.11 and $0.01 per share, respectively)	(2,765)	(150)
Class I ($0.15 and $0.06 per share, respectively)	(76,060)	(14,986)
Distributions From Paid In Capital:
Class A ($0.03 and $0.00 per share, respectively)	(2,003)	—
Class C ($0.03 and $0.00 per share, respectively)	(766)	—
Class I ($0.03 and $0.00 per share, respectively)	(15,551)	—
Total Distributions to Shareholders	(106,667)	(19,005)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (969 and 80,728 shares, respectively)	10,340	842,868
Distributions Reinvested (1,031 and 351 shares, respectively)	11,047	3,703.00
Payment for Shares Redeemed (26,788 and 932 shares, respectively)	(286,130)	(9,832)
Class C
Proceeds from Shares Issued (1,618 and 10,317 shares, respectively)	17,400	106,332
Distributions Reinvested (186 and 8 shares, respectively)	1,976	79.00
Class I
Proceeds from Shares Issued (261,380 and 319,227 shares, respectively)	2,789,448	3,344,362
Distributions Reinvested (8,061 and 1,228 shares, respectively)	86,217	12,916
Payment for Shares Redeemed (55,850 and 6,791 shares, respectively)	(595,258)	(71,590)
Total Capital Share Transactions	2,035,040	4,228,838

Total Increase in Net Assets	2,101,582	4,283,865

Net Assets:
Beginning of Period	4,561,876	278,011
End of Period (including accumulated net investment income of $2,833 and $4,591, respectively)	$6,663,458	$4,561,876

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$204,687	$80,446
Net Realized Gain on Investments	92,869	10,047
Capital Gain Distributions from Other Investment Companies	—	3,158
Net Change in Unrealized Appreciation on Investments	416,879	325,301
Net Increase in Net Assets Resulting From Operations	714,435	418,952

Distributions to Shareholders From:
Net investment income
Class A ($0.14 and $0.09 per share, respectively)	(12,771)	(9,946)
Class C ($0.09 and $0.05 per share, respectively)	(522)	(125)
Class I ($0.13 and $0.11 per share, respectively)	(201,025)	(77,763)
Distributions From Paid In Capital:
Class A ($0.06 and $0.00 per share, respectively)	(5,502)	—
Class C ($0.06 and $0.00 per share, respectively)	(305)	—
Class I ($0.06 and $0.00 per share, respectively)	(84,357)	—
Total Distributions to Shareholders	(304,482)	(87,834)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (4,045 and 60,659 shares, respectively)	44,240	623,317
Distributions Reinvested (1,422 and 750 shares, respectively)	15,662	7,977
Payment for Shares Redeemed (13,370 and 28,089 shares, respectively)	(147,299)	(295,250)
Class C
Proceeds from Shares Issued (2,778 and 1,453 shares, respectively)	30,000	15,375
Distributions Reinvested (75 and 12 shares, respectively)	827	125
Class I
Proceeds from Shares Issued (698,570 and 962,999 shares, respectively)	7,670,942	10,133,322
Distributions Reinvested (23,457 and 5,997 shares, respectively)	259,609	64,107
Payment for Shares Redeemed (84,523 and 47,303 shares, respectively)	(930,845)	(501,844)
Total Capital Share Transactions	6,943,136	10,047,129

Total Increase in Net Assets	7,353,089	10,378,247

Net Assets:
Beginning of Period	11,220,916	842,669
End of Period (including accumulated net investment income (loss) of $9,631 and $0, respectively)	$18,574,005	$11,220,916

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$637,805	$228,288
Net Realized Gain on Investments	297,720	17,939
Capital Gain Distributions from Other Investment Companies	—	5,825
Net Change in Unrealized Appreciation on Investments	2,483,724	1,298,071
Net Increase in Net Assets Resulting From Operations	3,419,249	1,550,123

Distributions to Shareholders From:
Net investment income
Class A ($0.14 and $0.07 per share, respectively)	(18,006)	(8,066)
Class C ($0.12 and $0.01 per share, respectively)	(4,889)	(448)
Class I ($0.17 and $0.09 per share, respectively)	(673,931)	(213,745)
Distributions From Paid In Capital:
Class A ($0.06 and $0.00 per share, respectively)	(6,534)	—
Class C ($0.06 and $0.00 per share, respectively)	(2,294)	—
Class I ($0.06 and $0.00 per share, respectively)	(273,830)	—
Total Distributions to Shareholders	(979,484)	(222,259)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (10,914 and 87,696 shares, respectively)	123,772	929,643
Distributions Reinvested (1,903 and 582 shares, respectively)	21,892	6,338
Payment for shares redeemed (15,490 and 4,583 shares, respectively)	(172,966)	(231,009)
Class C
Proceeds from Shares Issued (836 and 14,234 shares, respectively)	9,300	148,306
Distributions Reinvested (615 and 40 shares, respectively)	7,022	438
Payment for shares redeemed (1,309 and 11,129 shares, respectively)	(14,860)	(114,087)
Class I
Proceeds from Shares Issued (1,492,084 and 3,616,948 shares, respectively)	16,941,100	38,773,934
Distributions Reinvested (74,885 and 17,351 shares, respectively)	864,352	189,124
Payment for shares redeemed (223,153 and 115,617 shares, respectively)	(2,527,816)	(1,246,330)
Total Capital Share Transactions	15,251,796	38,456,357

Total Increase in Net Assets	17,691,561	39,784,221

Net Assets:
Beginning of Period	41,365,708	1,581,487
End of Period (including accumulated net investment income of $49,209 and $9,812, respectively)	$59,057,269	$41,365,708

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$233,460	$83,087
Net Realized Gain on Investments	91,997	8,360
Capital Gain Distributions from Other Investment Companies	0	1,341.00
Net Change in Unrealized Appreciation on Investments	1,194,780	670,460
Net Increase in Net Assets Resulting From Operations	1,520,237	763,248

Distributions to Shareholders From:
Net investment income
Class A ($0.13 and $0.05 per share, respectively)	(5,684)	(1,362)
Class C ($0.08 and $0.00 per share, respectively)	(1,208)	—
Class I ($0.14 and $0.07 per share, respectively)	(255,034)	(81,196)
Distributions From Paid In Capital:
Class A ($0.05 and $0.00 per share, respectively)	(2,284)	—
Class C ($0.05 and $0.00 per share, respectively)	(719)	—
Class I ($0.05 and $0.00 per share, respectively)	(93,414)	—
Total Distributions to Shareholders	(358,343)	(82,558)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (26,100 and 19,772 shares, respectively)	306,039	215,431
Distributions Reinvested (663 and 121 shares, respectively)	7,962	1,361
Payments for Shares Redeemed (8,082 and 8,823 shares, respectively)	(97,405)	(93,192)
Class C
Proceeds from Shares Issued (1,596 and 919 shares, respectively)	18,932	9,805
Distributions Reinvested (134 and 0 shares, respectively)	1,593	—
Payments for Shares Redeemed (0 and 545 shares, respectively)	—	(5,711)
Class I
Proceeds from Shares Issued (863,991 and 1,234,738 shares, respectively)	10,081,270	13,258,763
Distributions Reinvested (26,621 and 6,646 shares, respectively)	318,914	74,772
Payments for Shares Redeemed (129,166 and 53,346 shares, respectively)	(1,493,649)	(582,750)
Total Capital Share Transactions	9,143,656	12,878,479

Total Increase in Net Assets	10,305,550	13,559,169

Net Assets:
Beginning of Period	13,942,744	383,575
End of Period (including accumulated net investment income of $26,356 and $2,110, respectively)	$24,248,294	$13,942,744

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2017	June 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$88,802	$23,132
Net Realized Gain on Investments	51,228	10,712
Capital Gain Distributions from Other Investment Companies	—	77.00
Net Change in Unrealized Appreciation on Investments	639,560	76,158
Net Increase in Net Assets Resulting From Operations	779,590	110,079

Distributions to Shareholders From:
Net investment income
Class A ($0.14 and $0.00 per share, respectively)	(944)	—
Class C ($0.04 and $0.00 per share, respectively)	(513)	—
Class I ($0.16 and $0.00 per share, respectively)	(121,503)	—
Distributions From Paid In Capital:
Class A ($0.07 and $0.00 per share, respectively)	(466)	—
Class C ($0.07 and $0.00 per share, respectively)	(834)	—
Class I ($0.07 and $0.00 per share, respectively)	(53,010)	—
Total Distributions to Shareholders	(177,270)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (2,545 and 4,210 shares, respectively)	28,229	47,533
Distributions Reinvested (111 and 0 shares, respectively)	1,410	—
Payment for shares redeemed (7 and 1,889 shares, respectively)	(90)	(19,517)
Class C
Proceeds from Shares Issued (28 and 0 shares, respectively)	339	—
Distributions Reinvested (108 and 0 shares, respectively)	1,347.00	—
Payment for shares redeemed (0 and 1 share, respectively)	—	(15)
Class I
Proceeds from Shares Issued (188,911 and 641,364 shares, respectively)	2,325,685	7,439,662
Distributions Reinvested (13,705 and 0 shares, respectively)	172,404	—
Payment for shares redeemed (51,684 and 8,160 shares, respectively)	(629,319)	(92,685)
Total Capital Share Transactions	1,900,005	7,374,978

Total Increase in Net Assets	2,502,325	7,485,057

Net Assets:
Beginning of Period	7,662,512	177,455
End of Period (including accumulated net investment income of $11,102 and $23,056, respectively)	$10,164,837	$7,662,512

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*		December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)					(Unaudited)

Net Asset Value, Beginning of Period	$10.59		$10.19	$10.00		$10.54		$10.17	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.13		0.14	0.09		0.09		0.06	(0.02)
Net gain from securities (both realized and unrealized)	0.18		0.32	0.10		0.18		0.32	0.19
Total from operations	0.31		0.46	0.19		0.27		0.38	0.17
Distributions to shareholders from
Net investment income	(0.14)		(0.06)	—		(0.11)		(0.01)	—
Realized gain	(0.03)		—	—		(0.03)		—	—
Total distributions	(0.17)		(0.06)	—		(0.14)		(0.01)	—
Net Asset Value, End of Period	$10.73		$10.59	$10.19		$10.67		$10.54	$10.17
Total Return (b)(f)	2.91	% (e)	4.50%	1.90	% (e)	2.55	% (e)	3.71%	1.70	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$734		$987	$133		$278		$256	$142
Ratio of expenses to average net assets,
before reimbursement (d)	1.78	% (c)	5.84%	88.37	% (c)	2.44	% (c)	8.13%	89.12	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.75	% (c)	1.75	% (c)	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.44	% (c)	1.31%	1.04	% (c)	1.75	% (c)	0.63%	(0.18	)% (c)
Portfolio turnover rate	28.76	% (e)	2.91%	44.11	% (e)	28.76	% (e)	2.91%	44.11	% (e)

	Class I
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.57		$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.15		0.16	0.12
Net gain from securities (both realized and unrealized)	0.17		0.29	0.07
Total from operations	0.32		0.45	0.19
Distributions to shareholders from
Net investment income	(0.15)		(0.07)	—
Realized gain	(0.03)		—	—
Total distributions	(0.18)		(0.07)	—
Net Asset Value, End of Period	$10.71		$10.57	$10.19
Total Return (b)(f)	3.05	% (e)	4.45%	1.90	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,651		$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	2.12	% (c)	4.06%	88.12	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.79	% (c)	1.52%	1.40	% (c)
Portfolio turnover rate	28.76	% (e)	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*		December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)					(Unaudited)

Net Asset Value, Beginning of Period	$10.74		$10.06	$10.00		$10.71		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.12		0.13	0.04		0.10		0.05	0.16
Net gain (loss) from securities (both realized and unrealized)	0.39		0.64	0.02		0.35		0.65	(0.10)
Total from operations	0.51		0.77	0.06		0.45		0.70	0.06
Distributions to shareholders from:
Net investment income	(0.15)		(0.09)	—		(0.09)		(0.05)	—
Capital gains	(0.06)		—	—		(0.06)		—	—
Total distributions	(0.19)		(0.09)	—		(0.15)		(0.05)	—
Net Asset Value, End of Period	$11.06		$10.74	$10.06		$11.01		$10.71	$10.06
Total Return (b)(f)	4.67	% (e)	7.62%	0.60	% (e)	4.20	% (e)	6.92%	0.60	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,116		$1,169	$759		$62		$29	$13
Ratio of expenses to average net assets,
before reimbursement (d)	1.35	% (c)	4.38%	26.54	% (c)	2.07	% (c)	4.90%	27.29	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.75	% (c)	1.75	% (c)	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)	2.17	% (c)	1.23%	0.47	% (c)	1.80	% (c)	0.44%	1.84	% (c)
Portfolio turnover rate	28.42	% (e)	3.85%	67.12	% (e)	28.42	% (e)	3.85%	67.12	% (e)

	Class I
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.79		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.15		0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	0.35		0.68	(0.03)
Total from operations	0.50		0.84	0.06
Distributions to shareholders from:
Net investment income	(0.14)		(0.11)	—
Capital gain	(0.06)		—	—
Total distributions	(0.18)		(0.11)	—
Net Asset Value, End of Period	$11.11		$10.79	$10.06
Total Return (b)(f)	4.77	% (e)	8.34%	0.60	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,397		$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	1.08	% (c)	2.38%	26.29	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)	2.68	% (c)	1.51%	1.01	% (c)
Portfolio turnover rate	28.42	% (e)	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*		December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)					(Unaudited)

Net Asset Value, Beginning of Period	$11.06		$10.05	$10.00		$10.98		$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.12		0.12	0.03		0.08		0.03	(0.03)
Net gain from securities (both realized and unrealized)	0.61		0.96	0.02		0.62		0.96	0.03
Total from operations	0.73		1.08	0.05		0.70		0.99	—
Distributions to shareholders from
Net investment income	(0.13)		(0.07)	—		(0.12)		(0.01)	—
Capital gains	(0.06)		—	—		(0.06)		—	—
Total distributions	(0.19)		(0.07)	—		(0.18)		(0.01)	—
Net Asset Value, End of Period	$11.60		$11.06	$10.05		$11.51		$10.98	$10.00
Total Return (b)(f)	6.84	% (e)	10.74%	0.50	% (e)	6.45	% (e)	9.91%	0.00	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,363		$1,329	$536		$471		$448	$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.19	% (c)	2.88%	19.78	% (c)	1.94	% (c)	4.16%	20.53	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.75	% (c)	1.75	% (c)	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.10	% (c)	1.13%	0.40	% (c)	1.35	% (c)	0.29%	(0.39	)% (c)
Portfolio turnover rate	34.18	% (e)	2.89%	89.86	% (e)	34.18	% (e)	2.89%	89.86	% (e)

	Class I
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.04		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.15		0.16	(0.02)
Net gain from securities (both realized and unrealized)	0.64		0.91	0.08
Total from operations	0.79		1.07	0.06
Distributions to shareholders from
Net investment income	(0.18)		(0.09)	—
Capital Gains	(0.06)		—	—
Total distributions	(0.22)		(0.09)	—
Net Asset Value, End of Period	$11.60		$11.04	$10.06
Total Return (b)(f)	7.00	% (e)	10.62%	0.60	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$57,223		$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	0.95	% (c)	1.76%	19.53	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.55	% (c)	1.50%	(0.18	)% (c)
Portfolio turnover rate	34.18	% (e)	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*		December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)					(Unaudited)

Net Asset Value, Beginning of Period	$11.29		$10.00	$10.00		$11.19		$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.14		0.11	0.03		0.08		0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.77		1.23	(0.03)		0.78		1.23	(0.03)
Total from operations	0.91		1.34	0.00		0.86		1.25	(0.06)
Distributions to shareholders from
Net investment income	(0.13)		(0.05)	—		(0.08)		—	—
Capital gain	(0.05)		—	—		(0.05)		—	—
Total distributions	(0.18)		(0.05)	—		(0.13)		—	—
Net Asset Value, End of Period	$12.02		$11.29	$10.00		$11.92		$11.19	$9.94
Total Return (b)	8.11	% (e)	13.41%	0.00	% (e)	7.73	% (e)	12.58%	(0.60	)% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$553		$308	$163		$172		$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	1.01	% (c)	3.53%	46.16	% (c)	1.76	% (c)	4.48%	46.91	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.75	% (c)	1.75	% (c)	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.36	% (c)	1.04%	0.31	% (c)	1.30	% (c)	0.21%	(0.41	)% (c)
Portfolio turnover rate	21.39	% (e)	1.78%	70.86	% (e)	21.39	% (e)	1.78%	70.86	% (e)

	Class I
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.26		$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.15		0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	0.78		1.18	(0.06)
Total from operations	0.93		1.33	0.00
Distributions to shareholders from
Net investment income	(0.13)		(0.07)	—
Capital gains	(0.05)		—	—
Total distributions	(0.18)		(0.07)	—
Net Asset Value, End of Period	$12.01		$11.26	$10.00
Total Return (b)	8.33	% (e)	13.28%	0.00	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,524		$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	0.76	% (c)	2.26%	45.91	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.50	% (c)	1.41%	0.65	% (c)
Portfolio turnover rate	21.39	% (e)	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A					Class C
	Six Months Ended		Year Ended	Period Ended		Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*		December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)					(Unaudited)

Net Asset Value, Beginning of Period	$11.90		$10.14	$10.00		$11.61		$10.08	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.12		0.11	0.04		0.06		0.02	(0.03)
Net gain from securities (both realized and unrealized)	0.96		1.65	0.10		0.96		1.51	0.11
Total from operations	1.08		1.76	0.14		1.02		1.53	0.08
Distributions to shareholders from
Net investment income	(0.14)		—	—		(0.04)		—	—
Capital gains	(0.07)		—	—		(0.07)		—	—
Total distributions	(0.21)		—	—		(0.11)		—	—
Net Asset Value, End of Period	$12.77		$11.90	$10.14		$12.52		$11.61	$10.08
Total Return (b)	9.16	% (e)	17.36%	1.40	% (e)	8.81	% (e)	15.18%	0.80	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$91		$53	$22		$152		$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	1.32	% (c)	9.40%	51.22	% (c)	2.08	% (c)	14.24%	51.97	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.75	% (c)	1.75	% (c)	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	1.99	% (c)	1.01%	0.43	% (c)	0.92	% (c)	0.22%	(0.34	)% (c)
Portfolio turnover rate	21.12	% (e)	6.24%	79.72	% (e)	21.12	% (e)	6.24%	79.72	% (e)

	Class I
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.73		$10.11	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.13		0.24	0.05
Net gain from securities (both realized and unrealized)	0.97		1.38	0.06
Total from operations	1.10		1.62	0.11
Distributions to shareholders from
Net investment income	(0.16)		—	—
Capital gains	(0.07)		—	—
Total distributions	(0.23)		—	—
Net Asset Value, End of Period	$12.60		$11.73	$10.11
Total Return (b)	9.37	% (e)	16.02%	1.10	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,923		$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.08	% (c)	4.80%	50.97	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	2.06	% (c)	2.12%	0.60	% (c)
Portfolio turnover rate	21.12	% (e)	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a non-diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$670,171	$—	$—	$670,171
Exchange Traded Funds	5,882,247	—	—	5,882,247
Short-Term Investment	102,944	—	—	102,944
Total	$6,655,362	$—	$—	$6,655,362

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,800,502	$—	$—	$1,800,502
Exchange Traded Funds	16,264,301	—	—	16,264,301
Short-Term Investment	407,264	—	—	407,264
Total	$18,472,067	$—	$—	$18,472,067

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,660,883	$—	$—	$5,660,883
Exchange Traded Funds	51,983,934	—	—	51,983,934
Short-Term Investment	1,305,732	—	—	1,305,732
Total	$58,950,549	$—	$—	$58,950,549

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,201,592	$—	$—	$2,201,592
Exchange Traded Funds	21,303,664	—	—	21,303,664
Short-Term Investment	1,083,501	—	—	1,083,501
Total	$24,588,757	$—	$—	$24,588,757

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$781,123	$—	$—	$781,123
Exchange Traded Funds	9,173,187	—	—	9,173,187
Short-Term Investment	230,457	—	—	230,457
Total	$10,184,767	$—	$—	$10,184,767

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period for the Funds. It is the Funds’ policy to record transfers into or out any level at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2016-2017) or expected to be taken in the Funds’ June 30, 2018 year-end tax return.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$2,754,353	$747,234
Ladenburg Income & Growth Fund	8,531,948	1,890,794
Ladenburg Growth & Income Fund	22,148,586	7,476,938
Ladenburg Growth Fund	10,402,473	1,712,953
Ladenburg Aggressive Growth Fund	2,578,811	805,032

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2017, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$14,952
Ladenburg Income & Growth Fund	46,799
Ladenburg Growth & Income Fund	125,814
Ladenburg Growth	30,148
Ladenburg Aggressive Growth Fund	21,688

The Funds’ Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the adviser) of each Fund does not exceed 1.00%, 1.75% and 0.75% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2017, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$20,476
Ladenburg Income & Growth Fund	25,735
Ladenburg Growth & Income Fund	50,443
Ladenburg Growth Fund	822
Ladenburg Aggressive Growth Fund	14,296

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.

During the six months ended December 31, 2017, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2019	June 30, 2020
Fund	Waived/Reimbursed *	Waived/Reimbursed	Total
Ladenburg Income Fund	$48,610	$69,109	$117,719
Ladenburg Income & Growth Fund	70,899	109,842	180,741
Ladenburg Growth & Income Fund	95,038	173,575	268,613
Ladenburg Growth Fund	56,571	95,255	151,826
Ladenburg Aggressive Growth Fund	50,363	61,270	111,633

*	Waived during the period ended June 30, 2016.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

The Trust, with respect to the Funds, has adopted a Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2017, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$2,297
Ladenburg Income & Growth Fund	1,722
Ladenburg Growth & Income Fund	3,971
Ladenburg Growth Fund	1,304
Ladenburg Aggressive Growth Fund	813

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2017, the Distributor received $293, $300, $2,951, $10,146, and $937 for Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income, Ladenburg Growth, Ladenburg Growth & Income and Ladenburg Income & Growth Fund $21, $0, $621, $1,827, and $172 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, Ladenburg Thalmann & Co, Inc., an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2017.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2017, National Financial Services held 77.86%, 84.51%, 90.39%, 91.80% and 93.45% of the Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control the Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended June 30, 2017 was as follows:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$19,005	$—	$—	$19,005
Ladenburg Income & Growth Fund	87,834	—	—	87,834
Ladenburg Growth & Income Fund	222,259	—	—	222,259
Ladenburg Growth Fund	82,558	—	—	82,558
Ladenburg Aggressive Growth Fund	—	—	—	—

The Funds paid no distributions for the period ended June 30, 2016.

As of June 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Ladenburg Income Fund	$4,902	$1,292	$—	$—	$—	$52,310	$58,504
Ladenburg Income & Growth Fund	—	—	—	(2,802)	—	348,553	345,751
Ladenburg Growth & Income Fund	9,812	—	—	(15,555)	—	1,350,979	1,345,236
Ladenburg Growth Fund	5,006	1,341	—	—	—	687,394	693,741
Ladenburg Aggressive Growth Fund	23,056	3,072	—	—	—	87,402	113,530

At June 30, 2017, certain Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Ladenburg Income Fund	$—	$—	$—
Ladenburg Income & Growth Fund	2,802	—	2,802
Ladenburg Growth & Income Fund	15,555	—	15,555
Ladenburg Growth Fund	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expense, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income	Gains
Ladenburg Income Fund	$(381)	$381	$—
Ladenburg Income & Growth Fund	(5,972)	5,972	—
Ladenburg Growth & Income Fund	(3,348)	3,348	—
Ladenburg Growth Fund	(1,530)	1,530	—
Ladenburg Aggressive Growth Fund	(130)	130	—

7.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2017

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2017 and held through December 31, 2017.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	07/1/17	12/31/17	Period*	12/31/17	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,029.10	$5.11	$1,020.16	$5.09
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,046.70	$5.16	$1,020.16	$5.09
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,068.40	$5.21	$1,020.16	$5.09
Ladenburg Growth Fund	1.00%	$1,000.00	$1,081.10	$5.25	$1,020.16	$5.09
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,091.60	$5.27	$1,020.16	$5.09

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,025.50	$8.93	$1,016.38	$8.89
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,042.00	$9.01	$1,016.38	$8.89
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,064.50	$9.11	$1,016.38	$8.89
Ladenburg Growth Fund	1.75%	$1,000.00	$1,077.30	$9.16	$1,016.38	$8.89
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,088.10	$9.21	$1,016.38	$8.89

Class I
Ladenburg Income Fund	0.75%	$1,000.00	$1,030.50	$3.84	$1,021.42	$3.82
Ladenburg Income & Growth Fund	0.75%	$1,000.00	$1,047.70	$3.87	$1,021.42	$3.82
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,070.00	$3.91	$1,021.42	$3.82
Ladenburg Growth Fund	0.75%	$1,000.00	$1,083.30	$3.94	$1,021.42	$3.82
Ladenburg Aggressive Growth Fund	0.75%	$1,000.00	$1,093.70	$3.96	$1,021.42	$3.82

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June (184) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, Ladenburg Income Fund (Adviser – Ladenburg Thalmann Asset Management, Inc.)*

In connection with the regular meeting held on May 23-24, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“ LTAM”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, Ladenburg Income Fund (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Ladenburg was established in 1982 and offered a full range of financial services including investment consulting, diversified investment solutions and personalized strategies for a variety of clients. They further highlighted that Ladenburg managed approximately $2.1 billion in assets. They reviewed the background information of the adviser’s key investment personnel, taking into consideration their education and financial industry experience, which they noted included portfolio construction, risk management, macro-economic theory, research, operations, and compliance. The Trustees acknowledged that the adviser added an experienced compliance officer in April 2017. They discussed the adviser’s investment process and noted that the adviser utilized an investment committee to support its portfolio manager with fundamental research and due diligence. The Trustees stated their belief that the adviser demonstrated a focus on risk management by implementing processes and dedicating sufficient resources to allow it to monitor asset class diversification, concentration, and liquidity. The Trustees discussed that the adviser monitors compliance with each Fund’s investment limitations by reviewing current assets and new trades daily. They recounted that the adviser used an affiliated broker-dealer, and noted that the adviser regularly reviewed best execution analysis reports pertaining to the broker-dealer. They further discussed that the Board continued to review affiliated brokerage reports. The Trustees concluded that the adviser should continue to provide high quality service to the Funds for the benefit of shareholders.

Performance.

Ladenburg Aggressive. The Trustees discussed the Fund’s investment objective and strategy. They noted that during the last 1-year period the Fund performed well, outpacing its blended benchmark, Morningstar category median, and the Morningstar selected peer group median. The Trustees considered the Fund’s relatively high risk metrics, including its standard

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

deviation and Sharpe ratio, which both ranked near the bottom of the Fund’s Morningstar category. However, the Trustees reasoned that the Fund’s objective was to maximize long-term capital growth and therefore risk adjusted returns were not as important in the implementation of the Fund’s strategy. The Trustees concluded that the Fund’s performance was satisfactory, and that it was achieving its stated objective.

Ladenburg Growth. The Trustees discussed the Fund’s investment objective and strategy. They noted that since inception, the Fund had underperformed its benchmark, Morningstar category, and peer group median. The Trustees also considered the Fund’s risk metrics, and noted that the Fund’s standard deviation and Sharpe ratio were near the bottom of its Morningstar category. They further discussed the Fund’s recent performance, and noted that during the last 1-year period the Fund outperformed its blended benchmark, Morningstar category median, and peer group median. After further consideration, the Trustees concluded that the Fund’s performance was not unreasonable.

Ladenburg Growth & Income. The Trustees discussed the Fund’s investment objective and strategy. They reviewed the Fund’s performance over the 1-year period, and noted that the Fund had outperformed its blended benchmark and the Morningstar selected peer group median but had underperformed its Morningstar category median. They further observed that the Fund’s standard deviation and Sharpe ratio were in the third and fourth quartile, respectively, of its Morningstar category. The Trustees considered the adviser’s assertion that the Fund’s relatively high volatility was due to the Fund’s initial slow asset raise following its inception. After further discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Ladenburg Income & Growth. The Trustees discussed the Fund’s investment objective and strategy. They noted that the Fund had outperformed its blended benchmark as well as its Morningstar selected peer group media but underperformed its Morningstar category for the previous 1-year period. They considered the Fund’s risk metrics and discussed that the Fund’s standard deviation was within the second quartile of its Morningstar peer group. The Trustees discussed the Fund’s relatively short operating history, and after further discussion, concluded that the Fund’s performance was not unreasonable.

Ladenburg Income. The Trustees discussed the Fund’s investment objective and strategy. They noted that the Fund had outperformed its blended benchmark, the Morningstar selected peer group median, and Morningstar category median for the previous 1-year period while underperforming since inception. They discussed the Fund’s risk metrics, and noted that the Fund’s standard deviation and Sharpe ratio ranked near the bottom of its Morningstar peer group category. They further considered the adviser’s assertion that it was taking steps to reduce volatility. After further discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses.

Ladenburg Aggressive. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was slightly higher than the median of its peer group and Morningstar category median, but well within the ranges of both comparison groups. They further noted that the Fund’s net expense ratio was slightly higher than the peer group and Morningstar category medians, but within the ranges of both comparison groups. The Trustees considered that the Fund was the smallest in terms of assets among its peer group and had not yet recognized

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

economies of scale. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was slightly lower than the median of its Morningstar category median, while significantly higher than the peer group median but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was slightly higher than the peer group and Morningstar category medians, but within the ranges of both comparison groups. The Trustees considered that the Fund was the smallest in terms of assets among its peer group and had not yet recognized economies of scale. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Growth & Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was significantly higher than the median of its peer group but lower than its Morningstar category median. They further noted that the Fund’s net expense ratio was slightly higher than the peer group and Morningstar category medians, but within the ranges of both comparison groups. The Trustees considered that the Fund was smaller in terms of assets than all but one of the peer group and had not yet recognized economies of scale. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Income & Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was one basis point higher than the median of its peer group but equal to its Morningstar category median. They further noted that the Fund’s net expense ratio was slightly higher than the peer group and Morningstar category medians, but within the ranges of both comparison groups. The Trustees considered that the Fund was the smallest in terms of assets among its peer group and had not yet recognized economies of scale. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was significantly higher than its peer group median and Morningstar category median, but within the range of the Morningstar category. They also noted that the advisory fee was substantially lower than that charged separately managed accounts managed by the adviser pursuant to a similar strategy. They further noted that the Fund’s net expense ratio was higher than the peer group median, higher than the category median, but within the range of both. They considered that the Fund was the smallest in terms of assets among its peer group and had not yet recognized economies of scale. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the advisory services provided to each Fund. They noted that the adviser had indicated its willingness to discuss the matter of breakpoints with the Trustees as each Fund grows, and anticipated realizing economies of scale once each Fund reached significantly greater assets. The Trustees agreed that in light of the adviser’s willingness to consider breakpoints as each Fund grows, the absence of breakpoints at this time was acceptable given the size of each Ladenburg Fund.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser for each of the Funds. They noted that the adviser reported that it realized a loss with respect to each of the Funds. After discussion, they concluded that excessive profitability was not a concern.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Ladenburg Aggressive, Ladenburg Growth, Ladenburg Growth & Income, Ladenburg Income & Growth, and Ladenburg Income.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/18

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/7/18